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                         SCHRODER U.S. SMALLER COMPANIES FUND
                                   INVESTOR SHARES

                      The Prospectus is redated November 1, 1996

The Fund's SAI is dated November 1, 1996, and, as it may be supplemented from time to time, is hereby incorporated by reference into this Prospectus.

The Trust currently consists of seven separate portfolios.

The "Fee Table" on page 3 of the attached is amended by (i) inserting "(after reimbursements)" after the "Total Fund Operating Expenses" line in the table, and (ii) adding "The Fund's Rule 12b-1 Plan authorizes payments or reimbursements of up to 0.50% of the Fund's average daily net assets" to footnote 3.

The last sentence under "Portfolio Transactions" on page 11 of the attached prospectus is hereby deleted.

The following replaces the second sentence in the first paragraph under "Additional Redemption Information" on page 14 of the attached prospectus: "No redemption proceeds will be mailed until checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to fifteen calendar days from the purchase date."

The following replaces in its entirety the first sentence of the fourth paragraph under "Other Information - Capitalization and Voting" on page 17 of the attached prospectus: "As of November 1, 1996, Schroder Nominees Limited may be deemed to control the Fund for purposes of the Act."

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                         SCHRODER U.S. SMALLER COMPANIES FUND
                                    ADVISOR SHARES

                      The Prospectus is redated November 1, 1996

The Fund's SAI is dated November 1, 1996, and, as it may be supplemented from time to time, is hereby incorporated by reference into this Prospectus.

The Trust currently consists of seven separate portfolios.

The "Fee Table" on page 3 of the attached is amended by (i) inserting "(after reimbursements)" after the "Total Fund Operating Expenses" line in the table, and (ii) adding "The Fund's Rule 12b-1 Plan authorizes payments or reimbursements of up to 0.50% of the Fund's average daily net assets" to footnote 3.

The last sentence under "Portfolio Transactions" on page 13 of the attached prospectus is hereby deleted.

The following replaces the second sentence in the first paragraph under "Additional Redemption Information" on page 16 of the attached prospectus: "No redemption proceeds will be mailed until checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to fifteen calendar days from the purchase date."

The following replaces in its entirety the first sentence of the fourth paragraph under "Other Information - Capitalization and Voting" on page 19 of the attached prospectus: "As of November 1, 1996, Schroder Nominees Limited may be deemed to control the Fund for purposes of the Act."